FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of derivative financial instruments

(i)Foreign exchange forward contracts

Maturity	CAN dollar average exchange rate per one U.S. dollar	Notional amount sold	Notional amount bought

Videotron
Less than 1 year	1.2936	$151.4	US$	117.0

(ii)Cross-currency interest rate swaps

Hedged item	Hedging instrument
	Period covered	Notional amount		Annual interest rate on notional amount in CAN dollars	CAN dollar exchange rate on interest and capital payments per one U.S. dollar

Quebecor Media
5.750% Senior Notes due 2023	2016 to 2023	US$	431.3	7.27%	0.9792
5.750% Senior Notes due 2023	2012 to 2023	US$	418.7	6.85%	0.9759
Term loan “B”	2013 to 2020	US$	335.1	Bankers’ acceptance 3 months + 2.77%	1.0346

Videotron
5.000% Senior Notes due 2022	2014 to 2022	US$	543.1	6.01%	0.9983
5.000% Senior Notes due 2022	2012 to 2022	US$	256.9	5.81%	1.0016
5.375% Senior Notes due 2024	2014 to 2024	US$	158.6	Bankers’ acceptance 3 months + 2.67%	1.1034
5.375% Senior Notes due 2024	2017 to 2024	US$	441.4	5.62%	1.1039
5.125 % Senior Notes due 2027	2017 to 2027	US$	600.0	4.82%	1.3407

Schedule of carrying value and fair value of long-term debt and derivative financial instruments

	2017		2016
Asset (liability)	Carrying value	Fair value	Carrying value	Fair value

Long-term debt[1,2]	$(5,346.7)	$(5,658.0)	$(5,669.9)	$(5,835.5)
Derivative financial instruments[3]
Early settlement options	—	—	0.4	0.4
Foreign exchange forward contracts[4]	(4.5)	(4.5)	2.5	2.5
Interest rate swaps	—	—	(0.3)	(0.3)
Cross-currency interest rate swaps[4]	562.2	562.2	806.5	806.5

[1]	The carrying value of long-term debt excludes adjustments to record changes in the fair value of long-term debt related to hedged interest risk, embedded derivatives and financing fees.

[2]	The fair value of the long-term debt does not include the fair value of early settlement options, which is presented separately in the table.

[3]	The fair value of derivative financial instruments designated as hedges is an asset position of $557.7 million as of December 31, 2017 ($808.7 million as of December 31, 2016).

[4]	The value of foreign exchange forward contracts entered into to lock in the value of existing hedging positions is netted from the value of the offset financial instruments.

Schedule of allowance for doubtful accounts
	2017	2016

Balance at beginning of year	$28.1	$23.0
Charged to income	21.6	36.1
Utilization	(28.6)	(31.0)

Balance at end of year	$21.1	$28.1

Schedule of maturities of financial instruments

	Total	Less than 1 year	1-3 years	3-5 years	5 years or more

Accounts payable and accrued charges	$725.6	$725.6	$—	$—	$—
Long-term debt[1]	5,346.7	19.1	469.8	1,005.7	3,852.1
Interest payments[2]	1,647.4	225.6	543.3	512.5	366.0
Derivative financial instruments[3]	(552.7)	0.6	(71.0)	(203.0)	(279.3)

Total	$7,167.0	$970.9	$942.1	$1,315.2	$3,938.8

[1]	The carrying value of long-term debt excludes adjustments to record changes in the fair value of long-term debt related to hedged interest rate risk, embedded derivatives and financing fees.

[2]	Estimate of interest payable on long-term debt, based on interest rates, hedging of interest rates and hedging of foreign exchange rates as of December 31, 2017.

[3]	Estimated future receipts, net of future disbursements, on derivative financial instruments related to foreign exchange hedging.

Schedule of capital structure

	2017	2016

Bank indebtedness	$—	$18.9
Long-term debt	5,311.7	5,638.1
Derivative financial instruments	(557.7)	(808.7)
Cash and cash equivalents	(864.9)	(20.7)

Net liabilities	3,889.1	4,827.6
Equity	$2,342.1	$1,681.2

Foreign currency risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of estimated sensitivity on income and on other comprehensive income, before income tax
Increase (decrease)	Income	Other comprehensive income

Increase of $0.10	$1.6	$40.4
Decrease of $0.10	(1.6)	(40.4)

Interest rate risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of estimated sensitivity on income and on other comprehensive income, before income tax
Increase (decrease)	Income	Other comprehensive income

Increase of 100 basis points	$(1.4)	$(21.2)
Decrease of 100 basis points	1.4	21.2